Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2025	Aug. 31, 2021	May 31, 2021	Aug. 31, 2018	Sep. 30, 2025	Dec. 31, 2024	Aug. 22, 2024	Dec. 31, 2023	Jul. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued and other current liabilities					$ 2,066	$ 1,967		$ 1,867	$ 1,600
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss contingency damages sought value	$ 1,600
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitments description				The Israeli subsidiary entered into a lease agreement for a 60-month period beginning January 1, 2019. The subsidiary may terminate the lease agreement on December 31 of each year with 6-month advance written notice to the lessor. If the subsidiary to terminate the lease agreement at the first 48-month period, then an exit penalty of $241 will apply.
Warrants to purchase shares		63,015	18,775				119,340
Warrants exercise price			$ 0.0001
Warrants expired			Apr. 30, 2026
Lease Agreement [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase shares		21,005	56,325				39,780
Warrants exercise price		$ 0.0001	$ 0.0001
Warrants expired		Sep. 30, 2026	Apr. 30, 2026